Cash flow information (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flow information
Loss before income tax	£ (130,724,000)	£ (32,574,000)	£ (149,623,000)
Depreciation	16,526,000	13,848,000	14,314,000
Amortization	190,123,000	172,684,000	151,462,000
Profit on disposal of intangible assets	(37,422,000)	(20,424,000)	(21,935,000)
Net finance costs	61,371,000	21,394,000	62,239,000
Non-cash employee benefit expense - equity-settled share-based payments	875,000	1,753,000	198,000
Foreign exchange losses on operating activities	2,041,000	2,989,000	50,000
Reclassified from hedging reserve		267,000	(672,000)
Changes in working capital:
Inventories	(378,000)	(965,000)	(120,000)
Prepayments	(1,726,000)	(1,704,000)	(8,825,000)
Contract assets - accrued revenue	3,554,000	(7,093,000)	4,305,000
Trade receivables	2,358,000	24,433,000	(520,000)
Other receivables	7,193,000	(8,359,000)	(1,109,000)
Contract liabilities - deferred revenue	27,692,000	(6,261,000)	41,618,000
Trade and other payables	(18,904,000)	(31,139,000)	22,480,000
Provisions	(5,118,000)	8,000	7,842,000
Cash generated from operations	117,461,000	128,857,000	121,704,000
Adjustments for:
Increase/(decrease) in changes to trade receivables	13,817,000	(1,064,000)	7,673,000
Increase/(decrease) in changes in trade and other payables	£ 46,215,000	£ 105,818,000	£ 40,276,000